Prepayments, other receivables and other assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepayments, other receivables and other assets
Schedule of prepayments, other receivables and other assets

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Prepayments to charging stations	110,766	75,018
Prepayments for chargers procurement	55,983	8,567
Prepayment for rental, facility and utilities	57,681	48,473
Miscellaneous prepayments	7,136	3,469
Value-added tax deductible	59,011	52,599
Amount due from related parties (Note 32)	27,703	1,206
Others	118,097	34,187
	436,377	223,519
Included in prepayments, other receivables and other assets per balance sheet	436,377	204,177
Included in assets classified as held for sale	—	19,342